BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long Term Debt
Long term debt consists of the following as of December 31, 2021 and 2020 (in thousands):

	2021	2020
Notes payable	$3,769	$4,761
PPP loan	—	936
Total notes payable	3,769	5,697
Less current portion of notes payable	1,900	5,678
Long-term notes payable, net of current portion	$1,869	$19

Schedule of Annual Maturities on Notes Payable
Annual maturities on notes payable outstanding at December 31, 2021 are as follows (in thousands):

2022	$1,900
2023	1,600
2024	333
Total maturities	3,833
Less: unamortized debt premium	(64)
Total notes payable	$3,769